Retirement Plan (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit And Contribution Plan Disclosure [Line Items]
Description Of Maximum Retirement Benefit	The maximum retirement benefit is 45 months of salary
Description Of Contribution To Pension Fund	The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund
Defined Contribution Plan, Percentage Of Contribution, Description	the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employees monthly wages to the employees individual pension fund accounts at the ROC Bureau of Labor Insurance.
Defined Contribution Plan, Cost Recognized	$ 2,304	$ 2,091	$ 1,844
Defined Benefit Plan, Accumulated Benefit Obligation	1,033	883
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	31
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	34
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	191
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	1,128	1,409	1,008
Subsequent Event [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Net Gains (Losses)	56
Subsequent Event [Member] | Bank of taiwan [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	122
Employee Social Security Plan [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	1,012	778	606
ROC Bureau Of Labor Insurance [Member] | Subsequent Event [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	$ 2,518